Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Balance, at beginning of the period	$ 22,913
Additions	3,384
Amortization and write-off	(4,714)
Balance, at end of the period	21,583
Less: Current portion of financing costs	(5,396)
Financing costs, non-current portion	$ 16,187